Aug. 30, 2023
Aristotle Growth Equity Fund
Aristotle Growth Equity Fund
ARISTOTLE FUNDS SERIES TRUST
Aristotle Growth Equity Fund
Class A (Ticker Symbol: ARAGX)
Class I (Ticker Symbol: ARIGX)
Class I-2 (Ticker Symbol: AIGGX)

Supplement dated August 31, 2023 to the
Summary Prospectus dated July 28, 2023

This supplement revises the summary prospectus dated July 28, 2023, for Class A, Class I and Class I-2 shares of Aristotle Growth Equity Fund (the “Summary Prospectus”), and must be preceded or accompanied by the Summary Prospectus. This supplement applies to Aristotle Growth Equity Fund only. The changes within this supplement are currently in effect. Remember to review the Summary Prospectus for other important information. Capitalized terms not defined herein are as defined in the Summary Prospectus.

The following is added to the first paragraph under Principal Investment Strategies:
The Fund may also invest in exchange-traded funds (“ETFs”) that invest primarily in equity securities. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges.
The following is added under Principal Risks following the discussion of “Currency Risk”:
ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
Please retain this Supplement with the Summary Prospectus for future reference.